Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 109.2	$ 76.0
Performance obligations satisfied during the reporting period	138.6	94.1
Invoices issued against the contract asset balance	(109.2)	(74.5)
Unbilled demobilization revenue	17.1	(0.1)
Unbilled mobilization revenue	0.6	0.6
Change in unbilled variable rate revenue	(13.5)	13.1
Contract assets, closing balance	142.8	109.2
Contract liability, beginning balance	64.0	116.1
Amortization of revenue	(49.7)	(96.9)
Additions to deferred revenue	55.3	28.9
Change in advance from customers	3.6	15.9
Contract liability, closing balance	$ 73.2	64.0
Advances from contract with customer, liability		$ 15.9